Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt [Abstract]
Schedule of Changes in the Fair Value of Convertible Promissory Notes

The following tables present summary of the changes in the fair value of the Convertible Promissory Notes:

Principal Balance as of January 1, 2025	$-
Issuance	2,000,000
Change in fair value	(41,696)

Principal Balance as of December 31, 2025	$1,958,304